Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

2022 Pay Versus Performance Table
Year	Summary Compensation Table Total for First PEO(1)	Summary Compensation Table Total for Second PEO(1)	Compensation Actually Paid to First PEO(1)(3)	Compensation Actually Paid to Second PEO(1)(3)	Average Summary Compensation Table Total for non-PEO NEOs(2)	Average Compensation Actually Paid to non-PEO NEOs(2)(3)	Value of Initial Fixed $100 Investment Based on:		Net Income ($MM)	Adjusted EBITDA ($MM)(5)
							Total Shareholder Return(4)	Peer Group Total Shareholder Return(4)
2022	$11,118,156	N/A	$13,714,085	N/A	$2,964,344	$3,084,055	$306	$107	$2,474	$3,403
2021	$9,040,753	N/A	$20,335,113	N/A	$2,516,658	$8,987,310	$328	$145	$199.9	$871.0
2020	$4,939,369	$3,828,474	$9,726,632	$5,585,398	$2,891,776	$7,130,736	$205	$115	$446.6	$819.0

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	“First PEO” represents J. Kent Masters, Jr., who was appointed CEO on April 20, 2020. The “Second PEO” represents Luther C. Kissam, IV, who served as CEO until April 20, 2020The non-PEO NEOs for each applicable year are as follows:
a.2022: Scott A. Tozier, Eric W. Norris, Netha N. Johnson, Jr., and Kristin M. Coleman
b.2021: Scott A. Tozier, Eric W. Norris, Netha N. Johnson, Jr., and Karen G. Narwold
c.2020: Scott A. Tozier, Eric W. Norris, Netha N. Johnson, Jr., and Raphael G. Crawford

Adjustment To PEO Compensation, Footnote [Text Block]	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine CAP as reported in the Pay Versus Performance Table above. The following table details the applicable adjustments that were made to Summary Compensation Table totals to determine CAP after deducting the Summary Compensation Table values for the aggregate change in value of pension plans and the grant-date fair value of stock awards and option awards. The fair value or change in fair value, as applicable, of stock awards and option awards was determined by reference to (x) for RSU awards, the closing price of our common stock on the applicable measurement date, (y) for PSU awards (excluding market-conditioned (relative TSR-based) PSU awards), the closing price of our common stock on the applicable measurement date multiplied by the probability of achievement as of such date and (z) for market-conditioned PSU awards, a Monte Carlo simulation as of the applicable measurement date. For stock options, the fair value or change in fair value, as applicable, was determined using a Black-Scholes valuation model. The model references the closing stock price, in addition to the stock option’s strike price, expected life, volatility, expected dividend yield, and risk-free rate as of the measurement date.

Year	Pension	Equity Awards
	Pension Service Cost	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
First PEO
2022	N/A	$10,703,637	$(1,438,643)	$—	$—	$—	$—	$9,264,994
2021	N/A	$12,148,336	$4,698,469	$—				$16,846,805
2020	N/A	$8,036,152	$—	$—	$—	$—	$—	$8,036,152
Second PEO
2020	$—	$—	$5,156,805	$—	$1,000,440	$(2,395,440)	$—	$3,761,805
Non-PEO NEO Average
2022	N/A	$2,074,181	$108,376	$—	$(473,232)	$—	$—	$1,709,325
2021	N/A	$2,430,123	$4,931,320	$—	$219,908	$—	$—	$7,581,351
2020	N/A	$3,528,166	$2,467,734	$—	$89,939	$—	$—	$6,085,839

Non-PEO NEO Average Total Compensation Amount	$ 2,964,344	$ 2,516,658	$ 2,891,776
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,084,055	8,987,310	7,130,736
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine CAP as reported in the Pay Versus Performance Table above. The following table details the applicable adjustments that were made to Summary Compensation Table totals to determine CAP after deducting the Summary Compensation Table values for the aggregate change in value of pension plans and the grant-date fair value of stock awards and option awards. The fair value or change in fair value, as applicable, of stock awards and option awards was determined by reference to (x) for RSU awards, the closing price of our common stock on the applicable measurement date, (y) for PSU awards (excluding market-conditioned (relative TSR-based) PSU awards), the closing price of our common stock on the applicable measurement date multiplied by the probability of achievement as of such date and (z) for market-conditioned PSU awards, a Monte Carlo simulation as of the applicable measurement date. For stock options, the fair value or change in fair value, as applicable, was determined using a Black-Scholes valuation model. The model references the closing stock price, in addition to the stock option’s strike price, expected life, volatility, expected dividend yield, and risk-free rate as of the measurement date.

Year	Pension	Equity Awards
	Pension Service Cost	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
First PEO
2022	N/A	$10,703,637	$(1,438,643)	$—	$—	$—	$—	$9,264,994
2021	N/A	$12,148,336	$4,698,469	$—				$16,846,805
2020	N/A	$8,036,152	$—	$—	$—	$—	$—	$8,036,152
Second PEO
2020	$—	$—	$5,156,805	$—	$1,000,440	$(2,395,440)	$—	$3,761,805
Non-PEO NEO Average
2022	N/A	$2,074,181	$108,376	$—	$(473,232)	$—	$—	$1,709,325
2021	N/A	$2,430,123	$4,931,320	$—	$219,908	$—	$—	$7,581,351
2020	N/A	$3,528,166	$2,467,734	$—	$89,939	$—	$—	$6,085,839

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]	___________________________________________________
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]

Adjusted EBITDA
Adjusted ROIC
Adjusted Cash Flow from Operations

Total Shareholder Return Amount	$ 306	328	205
Peer Group Total Shareholder Return Amount	107	145	115
Net Income (Loss)	$ 2,474	$ 199.9	$ 446.6
Company Selected Measure Amount	3,403	871.0	819.0
PEO Name	J. Kent Masters, Jr.	J. Kent Masters, Jr.	Luther C. Kissam, IV
Additional 402(v) Disclosure [Text Block]	These columns represent cumulative Company TSR and peer group TSR. TSR is calculated by dividing the sum of the cumulative amount of dividends for each measurement period (2020, 2020-2021 and 2020-2022), assuming dividend reinvestment, and the difference between the Company’s or the peer group’s, as applicable, share price at the end and the beginning of the measurement period by the Company’s or the peer group’s, as applicable, share price at the beginning of the measurement period
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Non-GAAP Measure Description [Text Block]	"Adjusted EBITDA" is defined as total Albemarle earnings before interest, tax, depreciation and amortization, as adjusted for non-recurring, non-operating, and special items
Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ 2,074,181	$ 2,430,123	$ 3,528,166
Masters Jr. [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	11,118,156	9,040,753	4,939,369
PEO Actually Paid Compensation Amount	13,714,085	20,335,113	9,726,632
Masters Jr. [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ 10,703,637	12,148,336	8,036,152
Luther C. Kissam, IV [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			3,828,474
PEO Actually Paid Compensation Amount			5,585,398
Luther C. Kissam, IV [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			0
PEO [Member] | Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
PEO [Member] | Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted ROIC
PEO [Member] | Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Cash Flow from Operations
PEO [Member] | Masters Jr. [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ (1,438,643)	4,698,469	0
PEO [Member] | Masters Jr. [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Masters Jr. [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0		0
PEO [Member] | Masters Jr. [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0		0
PEO [Member] | Masters Jr. [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0		0
PEO [Member] | Masters Jr. [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,264,994	16,846,805	8,036,152
PEO [Member] | Luther C. Kissam, IV [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			5,156,805
PEO [Member] | Luther C. Kissam, IV [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			0
PEO [Member] | Luther C. Kissam, IV [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			1,000,440
PEO [Member] | Luther C. Kissam, IV [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			(2,395,440)
PEO [Member] | Luther C. Kissam, IV [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			0
PEO [Member] | Luther C. Kissam, IV [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			3,761,805
PEO [Member] | Luther C. Kissam, IV [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	108,376	4,931,320	2,467,734
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(473,232)	219,908	89,939
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,709,325	$ 7,581,351	$ 6,085,839